Preferred Stock and Warrants - Non-Convertible Redeemable Series A Preferred Shares and Warrants (Details)			12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 18, 2020 USD ($) director observer $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Redeemable Preferred Stock And Warrants [Line Items]
Number of appointed directors | director		1
Number of nonvoting observers | observer		1
L Catterton Investment Agreement
Redeemable Preferred Stock And Warrants [Line Items]
Class of warrants or rights number of securities called by the warrants or rights (in shares) | shares		11,000,000	11,000,000
Penny warrants
Redeemable Preferred Stock And Warrants [Line Items]
Issuance costs			$ 3,604,000
Penny warrants | L Catterton Investment Agreement
Redeemable Preferred Stock And Warrants [Line Items]
Class of warrants or rights excercise price of warrant per share | $ / shares		$ 0.01
Series A Non-convertible Preferred Shares
Redeemable Preferred Stock And Warrants [Line Items]
Issuance costs			$ 5,415,000
Catterton investment agreement | LLCA Daylight LP
Redeemable Preferred Stock And Warrants [Line Items]
Class of warrants or rights excercise price of warrant per share | $ / shares		$ 0.01
Catterton investment agreement | LLCA Daylight LP | Investor nominate directors to continue | Minimum
Redeemable Preferred Stock And Warrants [Line Items]
Common stock holding as percentage of common stock shares underlying warrants acquired by the investors		50.00%
Catterton investment agreement | LLCA Daylight LP | Penny warrants
Redeemable Preferred Stock And Warrants [Line Items]
Class or warrants or rights number of warrants issued during the period warrants (in shares) | shares		11,000,000
Class of warrants or rights excercise price of warrant per share | $ / shares			$ 0.01
Catterton investment agreement | LLCA Daylight LP | Series A Non-convertible Preferred Shares
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity shares issued during the period shares (in shares) | shares		150,000
Catterton investment agreement | LLCA Daylight LP | Series A Non-convertible Preferred Shares | Investor nominate directors to continue | Minimum
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity percentage of the total shares acquired by the investors held by them		50.00%
Catterton investment agreement | LLCA Daylight LP | Series A redeemable non convertible preferred stock and penny warrants
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity stock shares issued during the period and warrants or rights issued during the period value		$ 150,000
Issuance costs	$ 2,250,000